Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Mr. He Xiaowu [Member]
Schedule of Related Party Balances [Line Items]
Relationship with the Company		Chief Executive Officer and Chairman of the Board	Chief Executive Officer and Chairman of the Board
Enmoli Inc.
Schedule of Related Party Balances [Line Items]
Relationship with the Company		Where Mr. He Xiaowu acted as director	Where Mr. He Xiaowu acted as director
Amount due from related parties
Total	[1]			¥ 355
Sixiang Zhuohong Private Equity LP [Member]
Schedule of Related Party Balances [Line Items]
Relationship with the Company		Equity investee of the Company	Equity investee of the Company
Sixiang Zhuohong Private Equity LP				37,500
Sixiang Zhuohong Private Equity LP		13,500	$ 1,849
Related Party [Member]
Amount due from related parties
Total				¥ 355

[1]	The balance was collected on January 12, 2024.